UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	12/31

Date of reporting period:	9/30/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
Common Stocks (96.8%)
Australia (10.6%)
Airlines
Qantas Airways Ltd. (a)	755,943	$2,039

Biotechnology
CSL Ltd.	78,840	2,518

Chemicals
Incitec Pivot Ltd.	1,132,180	3,929

Commercial Banks
Australia & New Zealand Banking Group Ltd.	151,699	3,472
National Australia Bank Ltd.	209,536	5,132
Westpac Banking Corp.	184,321	4,140
		12,744
Construction & Engineering
Boart Longyear Group	1,984,024	6,060

Distributors
Pacific Brands Ltd. (a)	2,587,456	2,801

Industrial Conglomerates
CSR Ltd.	1,376,752	2,395

Insurance
QBE Insurance Group Ltd.	314,253	5,243

Media
Fairfax Media Ltd.	2,722,229	3,855
Ten Network Holdings Ltd. (a)	3,128,435	4,188
		8,043
Metals & Mining
Aquarius Platinum Ltd.	788,258	4,289

Oil, Gas & Consumable Fuels
Centennial Coal Co., Ltd.	525,063	3,131

Textiles, Apparel & Luxury Goods
Billabong International Ltd.	385,370	2,969
		56,161

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
China (14.1%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	1,743,000	$3,567

Beverages
Tsingtao Brewery Co., Ltd., Class H	132,000	761

Commercial Banks
Agricultural Bank of China (a)	8,296,000	4,298
Bank of China Ltd., Class H	4,240,900	2,225
China Citic Bank Corp. Ltd., Class H	3,389,000	2,162
China Construction Bank Corp., Class H	11,046,000	9,681
		18,366
Diversified Telecommunication Services
China Telecom Corp. Ltd., Class H	5,686,000	3,122
China Unicom Hong Kong Ltd.	1,252,000	1,833
		4,955
Electrical Equipment
China High Speed Transmission Equipment Group Co., Ltd.	540,000	1,172

Energy Equipment & Services
China Oilfield Services Ltd., Class H	808,000	1,264

Food Products
Want Want China Holdings Ltd.	1,736,000	1,611

Gas Utilities
China Resources Gas Group Ltd.	564,000	830

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	1,395,400	3,000

Industrial Conglomerates
Beijing Enterprises Holdings Ltd.	266,500	1,896
Shanghai Industrial Holdings Ltd.	650,000	3,284
		5,180
Insurance
China Life Insurance Co., Ltd., Class H	1,216,000	4,803
China Pacific Insurance Group Co., Ltd., Class H	585,800	2,201
Ping An Insurance Group Co. of China Ltd., Class H	475,000	4,849
		11,853
Internet Software & Services
Netease.com ADR (a)	23,500	927
Sohu.com, Inc. (a)	18,100	1,043
Tencent Holdings Ltd.	46,100	1,008
		2,978

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
Machinery
Sany Heavy Equipment International Holdings Co., Ltd.	343,000	$606

Oil, Gas & Consumable Fuels
China Coal Energy Co., Class H	1,480,000	2,449
China Petroleum & Chemical Corp., Class H	2,770,000	2,456
Yanzhou Coal Mining Co. Ltd.	576,000	1,414
		6,319
Personal Products
Hengan International Group Co., Ltd.	92,000	917

Semiconductors & Semiconductor Equipment
JA Solar Holdings Co., Ltd. ADR (a)	134,800	1,258

Specialty Retail
Belle International Holdings Ltd.	2,106,000	4,229
GOME Electrical Appliances Holdings Ltd. (a)	6,109,340	1,842
		6,071
Wireless Telecommunication Services
China Mobile Ltd.	397,000	4,065
		74,773
Germany (0.2%)
Specialty Retail
Esprit Holdings Ltd.	200,245	1,087

Hong Kong (4.4%)
Commercial Banks
BOC Hong Kong Holdings Ltd.	1,092,500	3,464

Distributors
Li & Fung Ltd.	534,000	3,004

Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	147,900	2,913

Electric Utilities
Cheung Kong Infrastructure Holdings Ltd.	78,000	310
CLP Holdings Ltd.	2,500	20
		330

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
Industrial Conglomerates
Hutchison Whampoa Ltd.	238,000	$2,221

Real Estate Management & Development
Cheung Kong Holdings Ltd.	117,000	1,773
Hongkong Land Holdings Ltd.	385,000	2,391
Kerry Properties Ltd.	69,500	378
New World Development Ltd.	1,034,800	2,086
Wharf Holdings Ltd.	754,187	4,850
		11,478
		23,410
India (2.0%)
Commercial Banks
Yes Bank Ltd.	458,300	3,571

Machinery
Tata Motors Ltd.	152,427	3,725

Pharmaceuticals
Dr. Reddy’s Laboratories Ltd.	101,209	3,247
		10,543
Indonesia (6.7%)
Automobiles
Astra International Tbk PT	892,500	5,670

Commercial Banks
Bank Central Asia Tbk PT	4,093,500	3,073
Bank Rakyat Indonesia	3,932,000	4,406
Bank Tabungan Negara Tbk PT	10,835,000	2,209
		9,688
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	4,509,500	4,649

Food Products
Golden Agri-Resources Ltd.	3,347,000	1,450
Indofood Agri Resources Ltd. (a)	1,221,000	2,098
Indofood CBP Sukses Makmur Tbk PT (a)	375,000	227
Indofood Sukses Makmur Tbk PT	3,003,000	1,834
		5,609
Oil, Gas & Consumable Fuels
Straits Asia Resources Ltd.	1,625,000	2,718

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
Pharmaceuticals
Kalbe Farma Tbk PT	5,868,000	$1,677

Real Estate Management & Development
Bumi Serpong Damai PT	16,647,500	1,791

Wireless Telecommunication Services
Indosat Tbk PT	5,908,500	3,641
		35,443
Japan (38.7%)
Automobiles
Nissan Motor Co., Ltd.	656,000	5,729
Suzuki Motor Corp.	81,400	1,712
Toyota Motor Corp.	123,700	4,442
Yamaha Motor Co., Ltd. (a)	386,900	5,807
		17,690
Building Products
Nippon Sheet Glass Co., Ltd.	721,000	1,572
Sanwa Holdings Corp.	682,000	2,018
		3,590
Capital Markets
Daiwa Securities Group, Inc.	1,781,000	7,190

Chemicals
JSR Corp.	140,100	2,385
Kaneka Corp.	610,000	3,661
Mitsubishi Chemical Holdings Corp.	542,000	2,753
Shin-Etsu Polymer Co., Ltd.	368,500	2,079
Teijin Ltd.	772,000	2,552
		13,430
Commercial Banks
Chuo Mitsui Trust Holdings, Inc.	1,787,000	5,929
Sumitomo Mitsui Financial Group, Inc.	238,500	6,948
Sumitomo Trust & Banking Co., Ltd. (The)	1,078,000	5,398
		18,275
Computers & Peripherals
Fujitsu Ltd.	378,000	2,653
NEC Corp.	1,177,000	3,130
		5,783
Construction & Engineering
Maeda Corp.	310,000	839
Obayashi Corp.	287,000	1,142
		1,981

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
Construction Materials
Sumitomo Osaka Cement Co., Ltd.	3,943,000	$6,754
Taiheiyo Cement Corp. (a)	4,734,000	5,558
		12,312
Consumer Finance
Hitachi Capital Corp.	276,400	3,768

Diversified Financial Services
Japan Securities Finance Co., Ltd.	944,800	5,410

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	153,900	6,720

Electrical Equipment
Sumitomo Electric Industries Ltd.	263,300	3,211

Electronic Equipment, Instruments & Components
Hitachi High-Technologies Corp.	184,600	3,405

Household Durables
Casio Computer Co., Ltd.	321,300	2,382
Panasonic Corp.	263,400	3,569
Sekisui Chemical Co., Ltd.	406,000	2,456
Sekisui House Ltd.	495,000	4,447
Sony Corp.	199,100	6,156
		19,010
Machinery
Amada Co., Ltd.	495,000	3,392
Asahi Diamond Industrial Co., Ltd.	270,000	5,207
Daifuku Co., Ltd.	1,265,500	6,428
Fuji Machine Manufacturing Co., Ltd.	282,900	4,223
Minebea Co., Ltd.	586,000	3,018
THK Co., Ltd.	143,700	2,692
Tsubakimoto Chain Co.	1,088,000	4,470
Union Tool Co.	154,500	3,874
		33,304
Marine
Mitsui OSK Lines Ltd.	751,000	4,723

Metals & Mining
Mitsui Mining & Smelting Co., Ltd.	1,205,000	3,450
Nippon Steel Corp.	993,000	3,378
		6,828

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
Office Electronics
Canon, Inc.	49,000	$2,286
Ricoh Co., Ltd.	268,000	3,779
		6,065
Real Estate Management & Development
Mitsubishi Estate Co., Ltd.	452,000	7,353
Mitsui Fudosan Co., Ltd.	344,000	5,802
Daibiru Corp.	385,700	2,855
		16,010
Road & Rail
East Japan Railway Co.	38,700	2,336

Semiconductors & Semiconductor Equipment
Dainippon Screen Manufacturing Co., Ltd. (a)	1,152,000	5,934
Tokyo Electron Ltd.	109,600	5,494
		11,428
Trading Companies & Distributors
Mitsubishi Corp.	106,300	2,523
		204,992
Korea, Republic of (9.4%)
Auto Components
Hyundai Mobis	3,954	891

Automobiles
Hyundai Motor Co.	20,875	2,801
Kia Motors Corp.	36,917	1,192
		3,993
Chemicals
LG Chem Ltd.	6,799	1,989
OCI Co., Ltd.	10,085	3,126
SSCP Co., Ltd. (a)	71,730	467
		5,582
Commercial Banks
KB Financial Group, Inc.	22,511	967
Shinhan Financial Group Co., Ltd.	72,586	2,779
Woori Finance Holdings Co., Ltd.	91,920	1,145
		4,891

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
Construction & Engineering
GS Engineering & Construction Corp.	8,782	$675
Hyundai Engineering & Construction Co., Ltd.	39,139	2,489
		3,164
Diversified Telecommunication Services
KT Corp.	43,820	1,756
KT Corp. ADR	34,400	704
		2,460
Electronic Equipment, Instruments & Components
LG Display Co., Ltd.	77,950	2,693
LG Display Co., Ltd. ADR	21,600	377
		3,070
Food & Staples Retailing
Shinsegae Co., Ltd.	5,247	2,766

Household Durables
Woongjin Coway Co., Ltd.	68,380	2,663

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	1,440	246
Samsung Life Insurance Co., Ltd.	13,880	1,266
		1,512
Internet Software & Services
NHN Corp. (a)	2,174	374
SK C&C Co., Ltd.	33,012	2,938
		3,312
Media
Cheil Worldwide, Inc.	107,500	1,277

Metals & Mining
Hyundai Steel Co.	404	41
POSCO	5,071	2,295
		2,336
Personal Products
Amorepacific Corp.	22	22

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	13,673	9,317
Samsung Electronics Co., Ltd. (Preference)	3,812	1,862
		11,179

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
Trading Companies & Distributors
Samsung C&T Corp.	9,166	$500
		49,618
Malaysia (1.2%)
Commercial Banks
CIMB Group Holdings Bhd	1,274,200	3,372

Construction & Engineering
IJM Corp. Bhd	497,365	836

Diversified Financial Services
AMMB Holdings Bhd	1,056,200	2,029

Health Care Equipment & Supplies
Top Glove Corp. Bhd	264,000	439
		6,676
Namibia (1.2%)
Oil, Gas & Consumable Fuels
Paladin Energy Ltd. (a)	1,873,592	6,501

Philippines (0.5%)
Diversified Financial Services
Ayala Corp.	185,718	1,729
Metro Pacific Investments Corp.	9,229,000	791
		2,520
		2,520
Singapore (0.9%)
Commercial Banks
DBS Group Holdings Ltd.	178,000	1,906
United Overseas Bank Ltd.	53,500	745
		2,651
Food & Staples Retailing
Olam International Ltd.	165,000	409

Industrial Conglomerates
Keppel Corp. Ltd.	111,000	758

Real Estate Management & Development
CapitaLand Ltd.	324,000	1,000
		4,818

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
Taiwan (6.4%)
Capital Markets
Yuanta Financial Holding Co., Ltd.	2,028,000	$1,234

Chemicals
Formosa Plastics Corp.	325,000	798
Taiwan Fertilizer Co., Ltd.	172,000	537
		1,335
Communications Equipment
HTC Corp.	75,001	1,702

Computers & Peripherals
Acer, Inc.	857,961	2,181
Asustek Computer, Inc.	132,000	946
Lite-On Technology Corp.	1,017,229	1,283
		4,410
Diversified Financial Services
Fubon Financial Holding Co., Ltd.	1,855,942	2,284

Electronic Equipment, Instruments & Components
AU Optronics Corp. (a)	2,331,970	2,418
Chimei Innolux Corp. (a)	474,000	645
Hon Hai Precision Industry Co., Ltd.	1,923,109	7,233
		10,296
Food Products
Uni-President Enterprises Corp.	4,071,100	5,284

Insurance
Cathay Financial Holding Co., Ltd.	1,801,067	2,753

Metals & Mining
China Steel Corp.	1,702,384	1,760

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	1,415,592	2,809
		33,867
Thailand (0.5%)
Oil, Gas & Consumable Fuels
Banpu PCL	74,500	1,767

Wireless Telecommunication Services
Total Access Communication PCL NVDR	796,000	1,095
		2,862
Total Common Stocks (Cost $468,965)		513,271

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

	Shares	Value (000)
Investment Company (2.0%)
India (2.0%)
Diversified Financial Services
Morgan Stanley Growth Fund (a)(b)	6,860,401	$10,501

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $4,151)	4,150,952	4,151
Total Investments (99.6%) (Cost $474,370) +		527,923
Other Assets in Excess of Liabilities (0.4%)		2,096
Net Assets (100.0%)		$530,019

(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Fund in the Morgan Stanley Growth Fund. The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $474,370,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $53,553,000 of which $88,805,000 related to appreciated securities and $35,252,000 related to depreciated securities.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch	JPY	4,656	$56	10/1/10	USD	56	$56	— @
Credit Suisse London Branch	USD	2	2	10/1/10	SGD	3	2	— @
State Street Hong Kong	MYR	72	23	10/1/10	USD	23	23	— @
State Street Hong Kong	USD	19	19	10/1/10	MYR	58	19	— @
State Street Hong Kong	USD	284	284	10/1/10	IDR	2,541,837	285	1
State Street Bank and Trust Co.	USD	221	221	10/1/10	KRW	252,233	221	— @
State Street Bank and Trust Co.	USD	8	8	10/1/10	KRW	9,343	8	— @
State Street Bank and Trust Co.	USD	68	68	10/1/10	KRW	77,309	68	— @
State Street Bank and Trust Co.	USD	17	17	10/1/10	KRW	19,362	17	— @
State Street Bank and Trust Co.	USD	192	192	10/1/10	KRW	218,814	192	— @
State Street Bank and Trust Co.	USD	27	27	10/1/10	KRW	30,082	27	— @
State Street Bank and Trust Co.	USD	9	9	10/1/10	KRW	9,887	9	— @
State Street Bank and Trust Co.	USD	218	218	10/1/10	KRW	248,435	218	— @
State Street Bank and Trust Co.	USD	56	56	10/1/10	KRW	64,173	56	— @
State Street Bank and Trust Co.	USD	43	43	10/1/10	KRW	48,410	43	— @
State Street Bank and Trust Co.	USD	26	26	10/1/10	KRW	29,676	26	— @
Credit Suisse London Branch	HKD	2,786	359	10/4/10	USD	359	359	— @
Standard Chartered Bank	JPY	345,133	4,134	10/4/10	USD	4,123	4,123	(11)
Standard Chartered Bank	USD	3	3	10/4/10	SGD	3	3	— @
State Street Hong Kong	MYR	132	43	10/4/10	USD	43	43	— @
State Street Hong Kong	USD	51	51	10/4/10	MYR	159	51	— @
State Street Hong Kong	USD	279	279	10/4/10	IDR	2,488,673	279	— @
State Street Hong Kong	USD	200	200	10/6/10	IDR	1,792,705	200	— @
State Street Hong Kong	USD	24	24	10/6/10	IDR	215,234	24	— @
State Street Hong Kong	USD	4	4	10/6/10	IDR	35,418	4	— @
			$6,366				$6,356	$(10)

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

@	—	Value is less than $500.
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
KRW	—	South Korean Won
MYR	—	Malaysian Ringgit
SGD	—	Singapore Dollar
USD	—	United States Dollar

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

Morgan Stanley Asia-Pacific Fund, Inc.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$2,039	$—	$—	$2,039
Auto Components	891	—	—	891
Automobiles	30,920	—	—	30,920
Beverages	760	—	—	760
Biotechnology	2,518	—	—	2,518
Building Products	3,590	—	—	3,590
Capital Markets	8,423	—	—	8,423
Chemicals	24,276	—	—	24,276
Commercial Banks	77,023	—	—	77,023
Communications Equipment	1,702	—	—	1,702
Computers & Peripherals	10,193	—	—	10,193
Construction & Engineering	12,041	—	—	12,041
Construction Materials	12,312	—	—	12,312
Consumer Finance	3,768	—	—	3,768
Distributors	5,805	—	—	5,805
Diversified Financial Services	15,155	—	—	15,155
Diversified Telecommunication Services	18,783	—	—	18,783
Electric Utilities	330	—	—	330
Electrical Equipment	4,383	—	—	4,383
Electronic Equipment, Instruments & Components	16,772	—	—	16,772
Energy Equipment & Services	1,264	—	—	1,264
Food & Staples Retailing	3,175	—	—	3,175
Food Products	12,504	—	—	12,504
Gas Utilities	830	—	—	830
Health Care Equipment & Supplies	439	—	—	439
Household Durables	21,673	—	—	21,673
Independent Power Producers & Energy Traders	3,000	—	—	3,000
Industrial Conglomerates	10,554	—	—	10,554
Insurance	21,361	—	—	21,361
Internet Software & Services	6,290	—	—	6,290
Machinery	37,634	—	—	37,634
Marine	4,723	—	—	4,723
Media	9,320	—	—	9,320
Metals & Mining	15,214	—	—	15,214
Office Electronics	6,065	—	—	6,065
Oil, Gas & Consumable Fuels	20,437	—	—	20,437
Personal Products	939	—	—	939
Pharmaceuticals	4,924	—	—	4,924
Real Estate Management & Development	30,280	—	—	30,280
Road & Rail	2,336	—	—	2,336
Semiconductors & Semiconductor Equipment	26,675	—	—	26,675
Specialty Retail	7,158	—	—	7,158
Textiles, Apparel & Luxury Goods	2,969	—	—	2,969
Trading Companies & Distributors	3,022	—	—	3,022
Wireless Telecommunication Services	8,801	—	—	8,801
Total Common Stocks	513,271	—	—	513,271
Investment Company
Diversified Financial Services	10,501	—	—	10,501
Short-Term Investments
Investment Company	4,151	—	—	4,151
Foreign Currency Exchange Contract	—	1	—	1
Total Assets	527,923	1	—	527,924
Liabilities:
Foreign Currency Exchange Contract	—	11	—	11
Total	$527,923	$(10)	$—	$527,913

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of September 30, 2010, securities with a total value of approximately $338,783,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 1 classification.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asia-Pacific Fund, Inc.

/s/ Sara Furber

Sara Furber

Principal Executive Officer

November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber

Sara Furber

Principal Executive Officer

November 16, 2010

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 16, 2010